Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Accounts And Notes Receivable [Table Text Block]	Accounts and notes receivable, net of allowances, by classification were:

In millions at December 31	2016	2015
Accounts and notes receivable:
Trade	$2,759	$2,480
Other	242	195
Total	$3,001	$2,675

Inventories By Major Category [Table Text Block]

In millions at December 31	2016	2015
Raw materials	$296	$339
Finished pulp, paper and packaging products	1,381	1,248
Operating supplies	661	563
Other	100	78
Inventories	$2,438	$2,228

Plants, Properties And Equipment By Major Classification [Table Text Block]

In millions at December 31	2016	2015
Pulp, paper and packaging facilities	$34,259	$31,466
Other properties and equipment	1,311	1,242
Gross cost	35,570	32,708
Less: Accumulated depreciation	21,580	20,728
Plants, properties and equipment, net	$13,990	$11,980

Schedule of Other Income and Other Expense [Table Text Block]
Amounts related to interest were as follows:

In millions	2016	2015	2014
Interest expense (a)	$695	$644	$677
Interest income (a)	175	89	70
Capitalized interest costs	28	25	23

(a)
Interest expense and interest income exclude approximately $25 million and $38 million in 2015 and 2014, respectively, related to investments in and borrowings from variable interest entities for which the Company has a legal right of offset (see Note 12).